GOODWILL (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL.
Schedule of goodwill

	Liquids Pipelines	Gas Distribution	Gas Pipelines, Processing and Energy Services	Sponsored Investments	Corporate	Consolidated
(millions of Canadian dollars)
Balance at January 1, 2014	23	-	14	408	-	445
Foreign exchange and other	3	-	1	34	-	38
Balance at December 31, 2014	26	-	15	442	-	483
Foreign exchange and other	5	-	5	27	-	37
Impairment	-	-	-	(440)	-	(440)
Balance at December 31, 2015	31	-	20	29	-	80